DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Gain (Loss) from discontinued operations
Revenue	$ 2,661,966	$ 2,706,399
Cost of sales	(948,154)	(956,295)
Selling, general and administrative expenses	(1,191,230)	(987,921)
Discontinued Operations [Member] | Red Rock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	342	342
Accounts receivable	300	300
Accounts payable and accrued expenses	238,285	238,285
Net liabilities of discontinued operations	(237,643)	(237,643)
Gain (Loss) from discontinued operations
Revenue	0	154,399
Cost of sales	0	(26,829)
Selling, general and administrative expenses	0	(171,557)
Interest expense	0	(1,503)
Settlement loss	(111,312)	0
Loss from discontinued operations	$ (111,312)	$ (45,490)